Employee Benefit Plans (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Pre-tax charge related to actuarial (gains) losses	$ 42,000,000	$ 83,800,000		$ 83,800,000	$ (9,600,000)
Defined company contributions, percentage			2.00%
Company matching contributions, percentage			6.00%
Alternative Investments
Defined Benefit Plan Disclosure [Line Items]
Percentage of equity securities, minimum			0.00%
Percentage of equity securities, maximum			10.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of equity securities, minimum			35.00%
Percentage of equity securities, maximum			15.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of equity securities, minimum			50.00%
Percentage of equity securities, maximum			75.00%
Large-cap equity | Minimum
Defined Benefit Plan Disclosure [Line Items]
Market capitalization	10,000,000,000		10,000,000,000
Mid-cap equity | Minimum
Defined Benefit Plan Disclosure [Line Items]
Market capitalization	2,000,000,000		2,000,000,000
Mid-cap equity | Maximum
Defined Benefit Plan Disclosure [Line Items]
Market capitalization	10,000,000,000		10,000,000,000
Small-cap equity | Maximum
Defined Benefit Plan Disclosure [Line Items]
Market capitalization	2,000,000,000		2,000,000,000
International equity | Minimum
Defined Benefit Plan Disclosure [Line Items]
Market capitalization	2,000,000,000		2,000,000,000
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pre-tax charge related to actuarial (gains) losses			44,000,000	83,400,000	10,600,000
Employer contributions to defined benefit plans	75,000,000		75,000,000
Pension Benefits | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan discretionary contribution	50,000,000		50,000,000
Health Care Benefits
Defined Benefit Plan Disclosure [Line Items]
Pre-tax charge related to actuarial (gains) losses			(2,000,000)	400,000	(1,000,000)
Employer contributions to defined benefit plans	$ 2,000,000		$ 2,000,000